Income Tax - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Income Tax Disclosure [Line Items]
Income tax rate			25.00%	25.00%	25.00%
Withholding tax on undistributed earnings			$ 1,729	$ 1,276
Income tax expenses			5,874	4,052	$ 3,797
Income tax reverse			37	782
Unrecognized tax benefits			$ 171	177	177
China Distance Education Limited ("CDEL Hong Kong")
Income Tax Disclosure [Line Items]
Withholding tax rate			5.00%
Withholding tax on undistributed earnings			$ 1,729	1,276
Income tax expenses			$ 453	$ 371	$ 271
Beijing Champion Hi-Tech Co Ltd ("Beijing Champion")
Income Tax Disclosure [Line Items]
Preferential income tax rate			15.00%	15.00%	15.00%	15.00%	15.00%
Beijing Champion Hi-Tech Co Ltd ("Beijing Champion") | Scenario, Forecast
Income Tax Disclosure [Line Items]
Preferential income tax rate		15.00%
Beijing Champion Distance Education Technology Co., Ltd. ("Champion Technology")
Income Tax Disclosure [Line Items]
Preferential income tax rate			15.00%	15.00%	15.00%	15.00%	15.00%
Beijing Champion Distance Education Technology Co., Ltd. ("Champion Technology") | Scenario, Forecast
Income Tax Disclosure [Line Items]
Preferential income tax rate	15.00%	15.00%
Beijing Champion and Champion Technology
Income Tax Disclosure [Line Items]
Preferential income tax rate			15.00%